Investments - Other Investments (Details) - USD ($) $ in Millions			1 Months Ended	12 Months Ended
	Dec. 18, 2017	Jul. 26, 2016	Jan. 31, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity Method Investment, Aggregate Cost [Roll Forward]
Opening undistributed value of investment, beginning balance				$ 67.1	$ 66.4
Investment in the period				1.1	1.4
Unrealized gain/(loss) for the period				(0.3)	(0.7)
Closing value of investment, ending balance				67.9	67.1	$ 66.4
MVI
Equity Method Investment, Aggregate Cost [Roll Forward]
Opening undistributed value of investment, beginning balance				0.5	0.5
Investment in the period			$ 0.8	0.0	0.2	0.1
Unrealized gain/(loss) for the period				(0.1)	(0.2)
Closing value of investment, ending balance				0.4	0.5	0.5
Bene
Equity Method Investment, Aggregate Cost [Roll Forward]
Opening undistributed value of investment, beginning balance				3.2	2.9
Investment in the period		$ 3.3			1.2
Equity method investment, cash payment				1.1	1.2
Unrealized gain/(loss) for the period				0.0	(0.9)
Closing value of investment, ending balance				4.3	3.2	2.9
Digital Re
Equity Method Investment, Aggregate Cost [Roll Forward]
Opening undistributed value of investment, beginning balance				0.9	0.5
Investment in the period				0.0	0.0
Unrealized gain/(loss) for the period				(0.2)	0.4
Closing value of investment, ending balance				0.7	0.9	0.5
Crop Re
Equity Method Investment, Aggregate Cost [Roll Forward]
Opening undistributed value of investment, beginning balance				62.5	62.5
Investment in the period				0.0	0.0
Equity method investment, cash payment	$ 5.9
Unrealized gain/(loss) for the period				0.0	0.0
Closing value of investment, ending balance	$ 62.5			$ 62.5	$ 62.5	$ 62.5